Stock Option Plan - Summary of Stock Options Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Shares Available for Grant
Shares available for grant, beginning balance	168,571	55,936
Shares available for grant, shares authorized	803,590	250,095
Shares available for grant, options granted	(974,459)	(175,652)
Shares available for grant, options cancelled	11,831	38,192
Shares available for grant, ending balance	9,533	168,571
Number of shares
Number of shares, beginning balance	462,471	328,921
Number of shares, options granted	974,459	175,652
Number of shares, options exercised	(21,444)	(3,910)
Number of shares, options cancelled	(11,831)	(38,192)
Number of shares, ending balance	1,403,655	462,471
Number of shares, vested and expected to vest	1,403,655
Number of shares, exercisable	253,040
Weighted Average Exercise Price
Weighted-average exercise price, beginning balance	$ 1.31	$ 1.26
Weighted-average exercise price, options granted	$ 2.16	$ 1.40
Weighted-average exercise price, options exercised	$ 1.27	$ 1.26
Weighted-average exercise price, options cancelled	$ 1.30	$ 1.29
Weighted-average exercise price, ending balance	$ 1.90	$ 1.31
Weighted-average exercise price, vested and expected to vest	$ 1.90
Weighted-average exercise price, exercisable	$ 1.30
Weighted Average Remaining Contractual Life (in years)
Weighted-average remaining contractual life, options outstanding	9 years 1 month 6 days
Weighted-average remaining contractual life, vested and expected to vest	9 years 1 month 6 days
Weighted-average remaining contractual life, exercisable	7 years 7 months 6 days
Aggregate intrinsic value, options outstanding	$ 889
Aggregate intrinsic value, vested and expected to vest	847
Aggregate intrinsic value, exercisable	$ 312